Due to Trust Account (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Due to Trust Account [Line Items]
Amount outstanding at end of fiscal year	¥ 1,610,992	¥ 750,210
Weighted average interest rate on outstanding balance at end of fiscal year	0.05%	0.08%